TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Jun. 30, 2019
TRADE AND OTHER RECEIVABLES [Abstract]
Trade and Other Receivables
	2019	2018
	US$	US$

Accrued interest receivable	12,599	11,411
Deposits	35,000	36,617
GST receivable	12,080	24,082
	59,679	72,110